Commitments and Contingencies (Details) - USD ($)		12 Months Ended
	Sep. 16, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023	Jul. 12, 2022
Commitments and Contingencies (Details) [Line Items]
Weighted average price percentage				110.00%
Minimum [Member]
Commitments and Contingencies (Details) [Line Items]
Possible loss					$ 25,000
Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Possible loss					$ 75,000
Kludein I Acquisition Corp. [Member]
Commitments and Contingencies (Details) [Line Items]
Deferred fee, price per unit (in Dollars per share)		$ 0.35
Deferred fee		$ 6,037,500
Legal fees		1,723,836	$ 118,550
Advisor agreement, description	The Company agrees to pay the advisor the following (i) $6 million if the Total Capital (as hereinafter defined) involved in the private placement, offering or other sale of equity or equity-linked instruments in any form, including, without limitation, preferred or common equity, or instruments convertible into preferred or common equity or other related forms of interests or capital of the Company in one or a series of transactions (“Financing”) and Target Business Combination is less than $175.5 million; (ii) $8 million if the Total Capital involved in the Financing and Target Business Combination is equal to or greater than $175.5 million but less than $225 million; or (iii) $10 million if the Total Capital involved in the Financing and Target Business Combination is equal to or greater than $225 million.
Expenses	$ 50,000
Purchase agreement		$ 100,000,000
Merger agreement, description		sales of shares of the Common Stock to CF under the Common Stock Purchase Agreement will depend on a variety of factors to be determined by Near from time to time, including, among other things, market conditions, and the trading price of the Common Stock.
Weighted average price percentage		98.00%
Common stock amount		$ 2,000,000
CF fee agreement, description		(i) 600,000 shares of Near Common Stock and (ii) the quotient obtained by dividing (x) $6,000,000 by (y) the VWAP of the Near Common Stock over the five trading days immediately preceding the date of the initial filing of the registration statement covering the resale of the Advisory Fee Shares, provided that clause (y) may in no event be less than $2.06.